CREDIT FACILITY (Details) - Line of Credit - Revolving Credit Facility - USD ($)		6 Months Ended		12 Months Ended
	Aug. 14, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Nov. 30, 2024
Debt Instrument [Line Items]
Credit facility amount	$ 15,000,000				$ 18,000,000
Variable interest rate margin on credit facility	3.50%
Required unsecured deposits balance under credit facility terms	$ 20,000,000				$ 18,000,000
Unused capacity commitment fee, percent	0.25%
Amounts drawn under credit facility		$ 18,000,000		$ 18,000,000
Annual interest rate		7.83%		8.84%
Interest expenses		$ 8,000	$ 29,000